UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2018

T. ROWE PRICE MID-CAP VALUE FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares	$ Value
COMMON STOCKS 91.1%		
CONSUMER DISCRETIONARY 5.8%		
Diversified Consumer Services 1.0%		
Strategic Education	1,034,564	141,766
		141,766
Leisure Products 0.1%		
Mattel (1)	1,007,100	15,811
		15,811
Media 2.6%		
News, Class A	12,032,961	158,715
Scholastic	804,120	37,544
Viacom, Class B	4,915,900	165,961
		362,220
Specialty Retail 1.2%		
Gap	831,900	24,000
Tiffany	1,036,400	133,665
		157,665
Textiles, Apparel & Luxury Goods 0.9%		
Ralph Lauren	908,150	124,916
		124,916
Total Consumer Discretionary		802,378
CONSUMER STAPLES 10.7%		
Beverages 1.4%		
Carlsberg, Class B (DKK)	1,678,153	201,253
		201,253
Food & Staples Retailing 2.4%		
Kroger	8,645,900	251,682
Sysco	1,100,900	80,641
		332,323

Food Products 5.1%		
Archer-Daniels-Midland	2,825,200	142,023
Bunge	4,812,647	330,677
Flowers Foods (2)	10,937,100	204,086
General Mills	615,800	26,430
Hostess Brands (1)	787,191	8,714
		711,930
Household Products 0.8%		
Kimberly-Clark	931,900	105,901
		105,901
Personal Products 1.0%		
Edgewell Personal Care (1)(2)	2,919,332	134,961
		134,961
Total Consumer Staples		1,486,368
ENERGY 11.1%		
Energy Equipment & Services 1.2%		
Frank's International (1)	5,427,787	47,113
SEACOR Holdings (1)	524,831	25,932
SEACOR Marine Holdings (1)(2)	1,774,292	40,152
Tidewater (1)(2)	1,628,000	50,778
		163,975
Oil, Gas & Consumable Fuels 9.9%		
Apache	4,396,600	209,586
ARC Resources (CAD)	3,750,400	41,812
Cameco	10,184,500	116,103
EQT	7,555,639	334,186
Hess	4,981,900	356,604
Imperial Oil	6,453,100	208,887
Murphy Oil	3,287,200	109,595
		1,376,773
Total Energy		1,540,748

FINANCIALS 16.8%

Banks 2.7%

Fifth Third Bancorp	6,781,800	189,348
Popular	1,573,100	80,621
Westamerica Bancorporation (2)	1,772,764	106,650
		376,619

Capital Markets 2.8%

Franklin Resources	3,792,100	115,318
Lazard, Class A	1,027,803	49,468
Northern Trust	2,058,640	210,249
Waddell & Reed Financial, Class A	831,390	17,609
		392,644

Consumer Finance 2.0%

Ally Financial	2,823,890	74,692
Synchrony Financial	6,317,093	196,335
		271,027

Diversified Financial Services 2.3%

Groupe Bruxelles Lambert (EUR)	300,950	31,546
Jefferies Financial Group	5,717,287	125,552
Pargesa Holding (CHF)	855,189	68,709
Voya Financial	1,808,700	89,838
		315,645

Insurance 6.4%

Brighthouse Financial (1)	1,742,836	77,103
Brown & Brown	5,520,614	163,244
CNA Financial	3,063,214	139,836
Kemper	1,391,625	111,956
Loews	4,516,735	226,876
Marsh & McLennan	1,623,400	134,288
Progressive	592,500	42,091
		895,394

Thrifts & Mortgage Finance 0.6%		
Capitol Federal Financial	6,231,485	79,389
		79,389
Total Financials		2,330,718
HEALTH CARE 14.4%		
Biotechnology 2.2%		
Alkermes (1)	3,127,727	132,741
Incyte (1)	973,000	67,215
Seattle Genetics (1)	1,402,882	108,190
		308,146
Health Care Equipment & Supplies 4.6%		
Baxter International	3,583,800	276,275
DexCom (1)	391,303	55,972
Hologic (1)	3,719,833	152,439
Zimmer Biomet Holdings	1,100,000	144,617
		629,303
Health Care Providers & Services 4.8%		
Cardinal Health	2,084,300	112,552
Henry Schein (1)	815,400	69,333
MEDNAX (1)	1,770,026	82,589
Patterson (2)	7,920,600	193,659
Select Medical Holdings (1)(2)	11,318,365	208,258
		666,391
Pharmaceuticals 2.8%		
Mylan (1)	237,700	8,700
Perrigo	3,502,700	247,991
Teva Pharmaceutical Industries	4,456,500	95,993
Zoetis	428,300	39,215
		391,899
Total Health Care		1,995,739
INDUSTRIALS & BUSINESS SERVICES 9.1%		
Aerospace & Defense 3.7%		
Cobham (GBP)(1)	34,090,567	51,802

Textron	6,475,598	462,811
		514,613
Air Freight & Logistics 2.2%		
CH Robinson Worldwide	2,090,203	204,673
Expeditors International of Washington	1,410,200	103,692
		308,365
Commercial Services & Supplies 0.6%		
Cintas	391,600	77,462
		77,462
Machinery 2.0%		
AGCO	984,100	59,823
Wabtec	534,236	56,031
Xylem	2,113,200	168,781
		284,635
Road & Rail 0.6%		
Kansas City Southern	681,300	77,178
		77,178
Total Industrials & Business Services		1,262,253
INFORMATION TECHNOLOGY 1.1%		
Electronic Equipment, Instruments & Components 1.0%		
AVX	2,015,991	36,389
National Instruments	2,111,600	102,053
		138,442
Semiconductors & Semiconductor Equipment 0.1%		
Marvell Technology Group	572,603	11,051
		11,051
Total Information Technology		149,493
MATERIALS 5.4%		
Chemicals 0.5%		
CF Industries Holdings	537,861	29,281
FMC	476,500	41,541
		70,822

Construction Materials 1.2%		
Vulcan Materials	1,483,200	164,932
		164,932
Containers & Packaging 0.0%		
WestRock	25,142	1,344
		1,344
Metals & Mining 3.7%		
Franco-Nevada (CAD)	2,677,800	167,512
Newmont Mining	7,150,144	215,934
Nucor	2,051,300	130,155
		513,601
Total Materials		750,699
REAL ESTATE 6.6%		
Equity Real Estate Investment Trusts 5.3%		
Equity Commonwealth, REIT (1)(2)	6,109,321	196,048
Equity Residential, REIT	2,576,400	170,712
Rayonier, REIT	5,956,500	201,389
Regency Centers, REIT	1,288,613	83,335
Weyerhaeuser, REIT	2,626,300	84,751
		736,235
Real Estate Management & Development 1.3%		
Realogy Holdings (2)	6,836,100	141,097
St Joe (1)	2,223,088	37,348
		178,445
Total Real Estate		914,680
TELECOMMUNICATION SERVICES 0.2%		
Wireless Telecommunication Services 0.2%		
Telephone & Data Systems	813,643	24,759
Total Telecommunication Services		24,759
UTILITIES 6.2%		
Electric Utilities 4.7%		
Entergy	740,825	60,103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

NOTE 3 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018